Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	Eaton Vance NextShares Trust
Central Index Key	0001573035
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Stock NextShares | Eaton Vance Stock NextShares
Risk/Return:
Trading Symbol	EVSTC